Commitments and Contingencies (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 10, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Development costs			$ 1,191
Smerud Medical Research International [Member]
Commitments and Contingencies (Details) [Line Items]
Development costs		$ 1,191
Royalties on future revenue percentage	7.50%
Future royalties		$ 52